Note 4 - Advances for Vessels Under Construction (Details Textual)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 16, 2025 USD ($)	Jan. 08, 2025 USD ($)	Jun. 28, 2024 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)
Payments for Vessels Under Construction	$ 74,450,202	$ 173,719,072	$ 111,475,509
Two Eco Design Fuel Efficient Containerships Signed on January 28, 2022 [Member]
Number of Vessels Under Construction									2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity									$ 88,400,000
Payments Related to Shipyard Installments for Construction of Vessels		5,200,000
M/V “Tender Soul” [Member]
Cash and Leaseback Financing Transaction									27,000,000
M/V “Leonidas Z” [Member]
Cash and Leaseback Financing Transaction									$ 22,000,000
Three Eco Design Fuel Efficient Containerships Signed on March 18, 2022 [Member]
Number of Vessels Under Construction								3
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								$ 102,600,000
Payments Related to Shipyard Installments for Construction of Vessels		6,700,000
M/V "Monica" [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								22,500,000
M/V "Stephania K" [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								22,500,000
M/V "Pepi Star" [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								$ 20,400,000
Two Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction							2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 89,300,000
Payments Related to Shipyard Installments for Construction of Vessels		5,100,000
M/V "Dear Panel" [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity					$ 26,000,000
M/V "Symeon P" [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity					$ 26,000,000
Two Eco Design Fuel Efficient Containerships Signed June 28, 2024 [Member]
Number of Vessels Under Construction						2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity						$ 120,500,000
Payments Related to Shipyard Installments for Construction of Vessels	0	18,100,000
Two Eco Design Fuel Efficient Containerships Signed June 28, 2024 [Member] | Subsidiaries [Member]
Number of Vessels Under Construction						2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity						$ 118,500,000
Payments Related to Shipyard Installments for Construction of Vessels	$ 17,800,000
Two Eco Design Fuel Efficient Containerships Signed December 16, 2025 [Member]
Number of Vessels Under Construction				2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity				$ 92,700,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	6
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 295,800,000
Payments for Vessels Under Construction	$ 35,900,000	$ 56,900,000